Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Fair Value Measurements and Disclosure
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the VOC determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Funds’ assets carried at fair value:

Aristotle Core Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$385,767,029	$-	$-	$385,767,029
Real Estate Investment Trusts	7,817,889	-	-	7,817,889
Total Investments	$393,584,918	$-	$-	$393,584,918

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Core Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$825,485,658	$-	$825,485,658
U.S. Treasury Obligations	-	448,421,478	-	448,421,478
Bank Loans*	-	216,935,441	-	216,935,441
Asset-Backed Securities	-	187,962,759	-	187,962,759
Collateralized Loan Obligations	-	101,301,081	-	101,301,081
Mortgage Backed Securities	-	62,397,988	-	62,397,988
Total Investments	$-	$1,842,504,405	$-	$1,842,504,405

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle ESG Core Bond Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$16,083,506	$-	$16,083,506
U.S. Treasury Obligations	-	6,623,829	-	6,623,829
Asset-Backed Securities	-	2,693,110	-	2,693,110
Collateralized Loan Obligations	-	1,507,308	-	1,507,308
Mortgage Backed Securities	-	650,212	-	650,212
Total Investments	$-	$27,557,965	$-	$27,557,965

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Floating Rate Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Bank Loans*	$-	$3,275,992,560	$-	$3,275,992,560
Exchange Traded Funds	197,248,877	-	-	197,248,877
Corporate Bonds*	-	159,541,334	-	159,541,334
Total Investments	$197,248,877	$3,435,533,894	$-	$3,632,782,771

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Growth Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$264,295,794	$-	$-	$264,295,794
Real Estate Investment Trusts	3,132,587	-	-	3,132,587
Total Investments	$267,428,381	$-	$-	$267,428,381

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$66,176,469	$-	$66,176,469
Collateralized Loan Obligations	-	5,032,348	-	5,032,348
Bank Loans*	-	4,406,485	-	4,406,485
Exchange Traded Funds	284,950	-	-	284,950
Asset-Backed Securities	-	160,169	-	160,169
Common Stocks	-	1,196	-	1,196
Total Investments	$284,950	$75,776,667	$-	$76,061,617

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$603,605,021	$-	$-	$603,605,021
Total Investments	$603,605,021	$-	$-	$603,605,021

*	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.

Aristotle Portfolio Optimization Aggressive Growth Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$140,703,535	$-	$-	$140,703,535
Exchange Traded Funds	125,420,406	-	-	125,420,406
Total Investments	$266,123,941	$-	$-	$266,123,941

Aristotle Portfolio Optimization Conservative Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$106,908,766	$-	$-	$106,908,766
Exchange Traded Funds	43,359,520	-	-	43,359,520
Total Investments	$150,268,286	$-	$-	$150,268,286

Aristotle Portfolio Optimization Growth Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$388,640,343	$-	$-	$388,640,343
Exchange Traded Funds	262,108,647	-	-	262,108,647
Total Investments	$650,748,990	$-	$-	$650,748,990

Aristotle Portfolio Optimization Moderate Conservative Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$145,033,400	$-	$-	$145,033,400
Exchange Traded Funds	69,651,702	-	-	69,651,702
Total Investments	$214,685,102	$-	$-	$214,685,102

Aristotle Portfolio Optimization Moderate Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$502,016,765	$-	$-	$502,016,765
Exchange Traded Funds	235,199,432	-	-	235,199,432
Total Investments	$737,216,197	$-	$-	$737,216,197

Aristotle Short Duration Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$455,892,859	$-	$455,892,859
Asset-Backed Securities	-	167,985,693	-	167,985,693
Bank Loans*	-	151,099,232	-	151,099,232
U.S. Treasury Obligations	-	129,831,160	-	129,831,160
Collateralized Loan Obligations	-	78,974,635	-	78,974,635
Total Investments	$-	$983,783,579	$-	$983,783,579

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Small Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$189,668,143	$-	$-	$189,668,143
Real Estate Investment Trusts	9,076,946	-	-	9,076,946
Exchange Traded Funds	5,688,735	-	-	5,688,735
Total Investments	$204,433,824	$-	$-	$204,433,824

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$44,234,861	$-	$-	$44,234,861
Real Estate Investment Trusts	1,412,341	-	-	1,412,341
Exchange Traded Funds	403,175	-	-	403,175
Closed End Funds	390,224	-	-	390,224
Total Investments	$46,440,601	$-	$-	$46,440,601

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$1,473,118,570	$-	$1,473,118,570
Bank Loans*	-	461,509,194	-	461,509,194
Collateralized Loan Obligations	-	131,459,776	-	131,459,776
U.S. Treasury Obligations	-	35,634,766	-	35,634,766
Asset-Backed Securities	-	12,176,284	-	12,176,284
Common Stocks	-	6,841	-	6,841
Total Investments	$-	$2,113,905,431	$-	$2,113,905,431

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle/Saul Global Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$55,646,429	$-	$-	$55,646,429
Preferred Stocks	1,581,808	-	-	1,581,808
Total Investments	$57,228,237	$-	$-	$57,228,237
*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Value Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$642,647,365	$-	$-	$642,647,365
Real Estate Investment Trusts	22,806,978	-	-	22,806,978
Total Investments	$665,454,343	$-	$-	$665,454,343

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Ultra Short Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$27,130,695	$-	$27,130,695
Collateralized Loan Obligations	-	11,733,669	-	11,733,669
Asset-Backed Securities	-	4,375,512	-	4,375,512
Bank Loans*	-	3,720,568	-	3,720,568
U.S. Treasury Obligations	-	2,180,019	-	2,180,019
Total Investments	$-	$49,140,463	$-	$49,140,463

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.